Intangible Assets Schedule of Future Amortization (Details) $ in Thousands	Nov. 30, 2014 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 129,199
2016	120,417
2017	106,060
2018	94,106
2019	86,715
Thereafter	$ 492,340